Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Minimum future rental payments required under operating leases
2012	$ 175,388
2013	173,006
2014	171,647
2015	168,799
2016	168,231
2017 and thereafter	3,814,189
Total	$ 4,671,260